Restatement of Previously Issued Audited Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of statements of operations
	Impact of correction of errors at December 31, 2020
	As previously reported	Adjustments	As restated

Total assets	$33,403	$—	$33,403
Total current liabilities	5,533	—	5,533
Convertible promissory note and accrued interest, net	—	880	880
Deferred tax	603	1,532	2,135
Other	416	—	416
Total liabilities	6,552	2,412	8,964
Accumulated deficit	(37,432)	(2,412)	(39,844)
Additional paid-in capital	62,482	—	62,482
Others	1,801	—	1,801
Total stockholders’ equity	26,851	(2,412)	24,439
Total liabilities & stockholders’ equity	$33,403	$—	$33,403

Schedule of accumulated deficit
Total accumulated deficit, as previously reported at January 1, 2020	$(32,374)
Convertible promissory note and accrued interest, net	(787)
Deferred tax valuation allowance	(81)
Total accumulated deficit, as restated at January 1, 2020	$(33,242)

Schedule of operations
	Impact of correction of errors – year ended December 31, 2020
	As previously reported	Adjustments	As restated
Operating expenses
Research and development	$5,126	$(908)	$4,218
General and administrative	4,101	—	4,101
Loss from operations	$(9,227)	$(908)	$(8,319)
Other income (expense)
Interest expense	(227)	(93)	(320)
Loss on extinguishment of convertible debt	—	(108)	(108)
Change in fair value of convertible debt	(681)	108	(573)
Others	2,901	—	2,901
Other income	1,993	(93)	1,900
Net loss before income tax benefit	(7,234)	815	(6,419)
Income tax benefit (expense)	2,161	(2,359)	(198)
Net loss	$(5,073)	$(1,544)	$(6,617)

Basic and Diluted (Loss) per Share	$(1.55)	$(0.47)	$(2.03)
Weighted Average Shares Outstanding - Basic and Diluted	3,264,780	3,264,780	3,264,780

Schedule of cash flows
	Impact of correction of errors – year ended December 31, 2020
	As previously reported	Adjustments	As restated

Loss for the period	$(5,073)	$(1,544)	$(6,617)
Items not affecting cash:
Non-cash interest	187	93	280
Fair value adjustment of convertible debt	681	(108)	573
Loss on extinguishment of convertible debt	—	108	108
Current income taxes	—	33	33
Deferred income taxes	(1,286)	1,451	165
Tax credit receivable	(71)	(33)	(104)
Others	(1,689)	—	(1,689)
Net cash used in operating activities	(7,251)	—	(7,251)
Net cash used in investing activities	(3)	—	(3)
Net cash provided in financing activities	6,033	—	6,033
Net increase (decrease) in cash	(1,221)	—	(1,221)
Foreign exchange effect on cash	(5)	—	(5)
Cash beginning of period	1,524	—	1,524
Cash end of period	$298	$—	298